Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Equity Strategy Portfolio

Focused Fixed Income and Equity Strategy Portfolio

Focused Fixed Income Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(the “Portfolios”)

Supplement dated July 24, 2007

to the Prospectus dated February 28, 2007

Effective August 1, 2007, on page 3 of the Prospectus, in the chart under the heading “Additional information about the principal investment techniques of the Portfolios,” the projected asset allocation ranges under normal market conditions in foreign equity securities for Focused Equity Strategy Portfolio and Focused Balanced Strategy Portfolio is hereby deleted and replaced with the following:

	Focused Equity Strategy Portfolio	Focused Balanced Strategy Portfolio
Foreign Equity Securities	0%-30%	0%-20%

Additionally, effective August 1, 2007, on pages 2 and 3 in the “Portfolio Highlights” section of the Prospectus, under the heading “What are the Portfolios’ investment goals, principal strategies and techniques,” the first sentence of each paragraph under the heading “Principal Investment Techniques” is hereby deleted and replaced with the following:

“Allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities.”

On page 3 of the Prospectus, under “Portfolio Highlights,” the first sentence under the heading “Additional information about the principal investment techniques of the Portfolios” is hereby deleted and replaced with the following:

“The Portfolios invest in a combination of funds within SunAmerica Focused Series, Inc. (the “Underlying Focused Funds”), SunAmerica Income Funds (the “Underlying Income Funds”) and SunAmerica Equity Funds (the “Underlying Equity Funds,” and together with the Underlying Focused Funds and Underlying Income Funds, the “Underlying Funds”).”

On pages 28 and 29 of the Prospectus, under “More Information About the Portfolios,” in the row entitled “What are the Portfolios’ principal investment techniques,” the first sentence of each paragraph is hereby deleted and replaced with the following:

“Allocation of assets among a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities.”

On pages 30 and 31 of the Prospectus, under “More Information About the Portfolios-Information About the Underlying Funds,” the following is hereby added:

Portfolio	Principal Investment Strategy	Principal Investment Techniques
SunAmerica Blue Chip Growth Fund	growth	active trading of equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund’s net assets plus any borrowing for investment purposes will be invested in Blue Chip companies
SunAmerica Growth Opportunities Fund	growth	active trading of equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies
SunAmerica New Century Fund	growth	active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization
SunAmerica Value Fund	value	active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer potential for long-term growth of capital

SUNAMERICA FOCUSED SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Equity Strategy Portfolio

Focused Fixed Income and Equity Strategy Portfolio

Focused Fixed Income Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated July 24, 2007

to the Statement of Additional Information,

dated February 28, 2007

Effective August 1, 2007, on page B-3 of the Statement of Additional Information (“SAI”), under the heading “Investment Objectives and Policies,” the second sentence of the first paragraph is hereby deleted and replaced with the following:

“Each of the Portfolios employs a fund of funds investment strategy in which the assets of the Portfolios are invested in a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds (the “Underlying Funds”).”

Additionally, on page B-5 of the SAI, under the heading “Foreign Securities,” the second sentence is hereby deleted and replaced with the following:

“The Focused Equity Strategy Portfolio expects to allocate between 0%-30% of its assets in such Underlying Funds; the Focused Balanced Strategy Portfolio expects to allocate 0%-20% of its assets to such Underlying Funds; the Focused Multi-Asset Strategy Portfolio expects to allocate 10% of its assets to such Underlying Funds; the Focused Fixed Income Strategy Portfolio expects to allocate 0% to 5% of its assets to such Underlying Funds; and the Focused Fixed Income and Equity Strategy Portfolio expects to allocate 0% to 10% of its assets to such Underlying Funds (in each case, under normal market conditions).”